Organization and Summary of Significant Accounting Policies - Property, Plant and Equipment (Detail)	12 Months Ended
Jul. 01, 2016
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	35 years
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years